September 17, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:         Transamerica Occidental Life Insurance Company and
               Transamerica Occidental Life’s Separate Account C (File No. 2-36350)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance and Transamerica Occidental Life Separate Account C (separate account”), incorporated by reference is the annual report for the underlying fund, AEGON/Transamerica Series Fund, Inc. — Transamerica Equity, for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940.

Filer/Entity:	AEGON/Transamerica Series Fund, Inc.
File #:	811-4419
CIK#:	0000778207
Accession #"	0000950144-03-002432
Date of Filing:	2-27-03

This annual report is for the period ending December 31, 2002, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (727) 299-1824.

Very truly yours,

/s/ John K. Carter
John K. Carter, Esq.
Vice President